Long-Term Debt and Other Financial Liabilities, October 2022 Danish Ship Finance Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	Jun. 30, 2023	Oct. 10, 2022 USD ($) Tranche	Dec. 31, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 235,603			$ 218,551
October 2022 Danish Ship Finance Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 28,000
Number of tranches | Tranche			2
Term of loan	5 years
Final balloon payment	$ 2,100
Minimum security cover ratio if leverage ratio is less than or equal to 65%	133.00%
Minimum security cover ratio if leverage ratio is more than 65%	143.00%
Corporate leverage ratio	65.00%
Minimum liquidity to be maintained in earnings account	$ 650
Balance outstanding	$ 28,000
October 2022 Danish Ship Finance Loan Facility [Member] | Plan [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio		70.00%
October 2022 Danish Ship Finance Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio	85.00%
October 2022 Danish Ship Finance Loan Facility [Member] | First Six Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	6
Frequency of periodic payment	quarterly
Installment payment	$ 780
October 2022 Danish Ship Finance Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 518
October 2022 Danish Ship Finance Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.50%